Other Assets	12 Months Ended
Mar. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

NOTE 9: — OTHER ASSETS

	March 31,
	2020	2019
Prepayment of land leased from ILA (1)	$13,250	$13,480
Intangible assets and deferred costs, net (2)	8,412	8,852
Goodwill (3)	7,191	7,191
Right-of-use (ROU) assets (4)	2,195	—
Severance pay fund (5)	1,187	1,350
Other	126	195
	$32,361	$31,068

(1)

The ILA lease agreements are standard agreements covering substantial portions of the land of Israel.  The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years).  A majority of the Company’s leases are in the beginning of the second 49 year period, and the remaining leases still in the first 49 year period have the option for the one additional lease period.  This amount was prepaid.  See Note 2.j.

(2)	See Note 8.
(3)	See Note 2.k.
(4)

As of April 1, 2019, the Company commenced lease accounting in accordance with ASU 2016-02, “Leases (Topic 842).”  The Company currently has leased offices, warehouse space and equipment under operating leases for periods through 2023.  See Note 2.bb. and Note 13.

(5)

Under Israeli law, the Company is required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances.  Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel.  These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations.  See Note 12.b.

Taro U.S.A. maintains defined contribution retirement savings plans covering substantially all of their employees.  Taro Canada maintains a Registered Retirement Savings Plan (“RRSP”).  Under the plans, contributions are based on specific percentages of pay and are subject to statutory limits.  The Company’s matching contribution to the plans was $1,133, $1,254 and $1,195 for the years ended March 31, 2020, 2019 and 2018, respectively.

	Years ended March 31,
	2020	2019	2017
Pension, retirement savings and severance expenses	$6,654	$5,924	$6,058